Other payables	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Other payables

Note 9 – Other payables

Other payables consist of the following:

	As of December 31,
	2024	2023
Deposit received	$-	$5,500
Deferred interest income	10,752	69,858
Professional fee	233,756	190,550
Insurance services	290,809	231,202
Secretary services	5,490	7,250
Vessel related expenses	312,836	357,733
Others	649,322	758,381
Total other payables	$1,502,965	$1,620,474